Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,618,000
Previously Paid Amount	0.00
Total Fee Amount	1,190.15
Total Offset Amount	0.00
Net Fee	1,190.15
Narrative - Max Aggregate Offering Price	$ 8,618,000
Final Prospectus	true